Marketable Securities - Summary of Marketable Securities (Detail) (GEN-PROBE INCORPORATED [Member], USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
GEN-PROBE INCORPORATED [Member]
Schedule Of Marketable Securities [Line Items]
Current	$ 196,025	$ 218,789	$ 170,648
Non-current	95,299	68,292	259,317
Total marketable securities	$ 291,324	$ 287,081	$ 429,965